Deferred consideration payable (Details) - Common Stock - Central Arizona Resources Ltd. ("CAR") $ in Millions	Jun. 30, 2022 USD ($) shares
Shares issued | shares	945,626
Deferred consideration payable in cash | $	$ 15.0